CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF INCOME (LOSS)
NET SALES	R$ 40,965,431	R$ 30,460,277	R$ 26,012,950
Cost of sales	(20,615,588)	(18,966,331)	(20,743,482)
GROSS PROFIT	20,349,843	11,493,946	5,269,468
OPERATING INCOME (EXPENSES)
Selling	(2,291,722)	(2,174,652)	(1,905,279)
General and administrative	(1,577,909)	(1,443,192)	(1,173,358)
Income from associates and joint ventures	51,912	36,142	31,993
Other, net	1,648,067	531,150	405,754
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	18,180,191	8,443,394	2,628,578
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(4,221,301)	(4,459,425)	(4,178,848)
Financial income	272,556	327,475	493,246
Derivative financial instruments	(1,597,662)	(9,422,682)	(1,075,252)
Monetary and exchange variations, net	(3,800,827)	(12,530,891)	(1,964,927)
NET INCOME (LOSS) BEFORE TAXES	8,832,957	(17,642,129)	(4,097,203)
Income and social contribution taxes
Current	(292,115)	(181,926)	(246,110)
Deferred	94,690	7,109,120	1,528,571
NET INCOME (LOSS) FOR THE YEAR	8,635,532	(10,714,935)	(2,814,742)
Attributable to
Controlling shareholders'	8,626,386	(10,724,828)	(2,817,518)
Non-controlling interest	R$ 9,146	R$ 9,893	R$ 2,776
Earnings (Loss) per share
Basic	R$ 6.39360	R$ (7.94890)	R$ (2.08825)
Diluted	R$ 6.39205	R$ (7.94890)	R$ (2.08825)